May 31, 2005

Supplement

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUSES OF

Morgan Stanley Biotechnology Fund, dated July 30, 2004
Morgan Stanley European Equity Fund Inc., dated December 30, 2004
Morgan Stanley Financial Services Trust, dated July 30, 2004
Morgan Stanley Global Advantage Fund, dated July 30, 2004
Morgan Stanley Global Dividend Growth Securities, dated May 28, 2004
Morgan Stanley Global Utilities Fund, dated April 30, 2004
Morgan Stanley Health Sciences Trust, dated September 30, 2004
Morgan Stanley High Yield Securities Inc., dated October 29, 2004
Morgan Stanley Information Fund, dated May 28, 2004
Morgan Stanley International Fund, dated December 30, 2004
Morgan Stanley International SmallCap Fund, dated July 30, 2004
Morgan Stanley International Value Equity Fund, dated October 29, 2004
Morgan Stanley Japan Fund, dated July 30, 2004
Morgan Stanley Natural Resource Development Securities Inc., dated April 30, 2004
Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2004
Morgan Stanley Real Estate Fund, dated March 30, 2005
Morgan Stanley Special Growth Fund, dated April 30, 2004
Morgan Stanley Special Value Fund, dated September 30, 2004
Morgan Stanley Utilities Fund, dated April 29, 2005
("Group I Funds")

Morgan Stanley Aggressive Equity Fund, dated September 30, 2004
Morgan Stanley Allocator Fund, dated May 27, 2005
Morgan Stanley American Opportunities Fund, dated April 29, 2005
Morgan Stanley Balanced Growth Fund, dated May 27, 2005
Morgan Stanley Balanced Income Fund, dated May 27, 2005
Morgan Stanley California Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley Capital Opportunities Trust, dated March 30, 2005
Morgan Stanley Convertible Securities Trust, dated November 30, 2004
Morgan Stanley Developing Growth Securities Trust, dated November 30, 2004
Morgan Stanley Dividend Growth Securities Inc., dated April 30, 2004
Morgan Stanley Equally-Weighted S&P 500 Fund, dated August 30, 2004
Morgan Stanley Federal Securities Trust, dated December 30, 2004
Morgan Stanley Flexible Income Trust, dated December 30, 2004
Morgan Stanley Fundamental Value Fund, dated November 30, 2004
Morgan Stanley Growth Fund, dated May 28, 2004
Morgan Stanley Income Builder Fund, dated November 30, 2004
Morgan Stanley Income Trust, dated October 29, 2004
Morgan Stanley KLD Social Index Fund, dated March 30, 2005
Morgan Stanley Limited Duration Fund, dated June 30, 2004
Morgan Stanley Limited Duration U.S. Treasury Trust, dated July 30, 2004
Morgan Stanley Limited Term Municipal Trust, dated May 28, 2004
Morgan Stanley Mid-Cap Value Fund, dated October 29, 2004
Morgan Stanley Nasdaq-100 Index Fund, dated March 30, 2005
Morgan Stanley New York Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley S&P 500 Index Fund, dated October 29, 2004

Morgan Stanley Small-Mid Special Value Fund, dated June 30, 2004
Morgan Stanley Strategist Fund, dated September 30, 2004
Morgan Stanley Tax-Exempt Securities Trust, dated April 29, 2005
Morgan Stanley Total Market Index Fund, dated October 29, 2004
Morgan Stanley Total Return Trust, dated September 30, 2004
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2005
Morgan Stanley Value Fund, dated November 30, 2004
("Group II Funds")

(Collectively, the "Funds")

Effective August 29, 2005, the Board of Directors/Trustees (the "Boards") of the Funds approved the implementation of a 2% redemption fee for Fund shares redeemed within 30 days (in the case of Group I Funds) or seven days (in the case of Group II Funds) of purchase, subject to certain exceptions discussed below. In addition, effective August 29, 2005, the Boards approved the elimination of certain trade/exchange limits currently in effect for the Funds.

With respect to all Funds (except for Morgan Stanley Limited Duration Fund, Morgan Stanley Limited Duration U.S. Treasury Trust and Morgan Stanley Limited Term Municipal Trust), the "Shareholder Fees" table in the section of the Prospectus titled "Fees and Expenses" is hereby amended with the following to reflect the redemption fee:

Shareholder Fees

	Class A	Class B	Class C	Class D
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25% (for fixed income Funds) and 5.25% (for equity Funds)[1]	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	None[2]	5.00%[3]	1.00%[4]	None
Redemption fee[5]	2.00%	2.00%	2.00%	2.00%

(1)

Reduced for purchases of $25,000 and over.

(2)

Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CSDC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances. With respect to shares purchased prior to December 1, 2004, a CDSC of 1.00% will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.

(3)

The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.

(4)

Only applicable if you sell your shares within one year after purchase.

(5)

Payable to the Fund on shares redeemed within 30 days (in the case of Group I Funds) or seven days (in the case of Group II Funds) of purchase. See "Shareholder Information — How to Sell Shares" for more information on redemption fees.

With respect to Morgan Stanley Limited Duration Fund, Morgan Stanley Limited Duration U.S. Treasury Trust and Morgan Stanley Limited Term Municipal Trust, the following information is hereby added to the top of the table included in the section titled "Fees and Expenses":

Shareholder Fees

Redemption Fee[1]	2.00%

(1)

Payable to the Fund on shares redeemed within seven days of purchase. See "Shareholder Information — How to Sell Shares" for more information on redemption fees.

The second paragraph in the section of the Prospectus titled "How to Exchange Shares — Permissible Fund Exchanges" is hereby deleted and replaced with the following:

The current prospectus for each Morgan Stanley Fund describes its investment objective(s), policies and investment minimums and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase. An exchange of Fund shares held for less than 30 days (in the case of Group I Funds) or seven days (in the case of Group II Funds) from the date of purchase will be subject to the 2% redemption fee described under the section "How to Sell Shares."

The following paragraph is hereby added as the last paragraph of the section titled "How to Sell Shares":

Redemption Fee.    Fund shares redeemed within 30 days (in the case of Group I Funds) or seven days (in the case of Group II Funds) of purchase will be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The redemption fee does not apply to systematic withdrawal/exchange plans, pre-approved asset allocation programs, shares received by reinvesting income dividends or capital gain distributions, affiliated fund of funds and redemptions made through check-writing (with respect to Morgan Stanley Limited Duration U.S. Treasury Trust). The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

With respect to trades that occur through omnibus accounts at financial intermediaries, each Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Certain intermediaries may not have the ability to assess a redemption fee.

Effective August 29, 2005, the limitation of a maximum of eight exchanges per calendar year will no longer be in effect. However, certain patterns of exchanges and/or purchase or sale transactions involving the Funds or other Morgan Stanley Funds may result in a Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. Each Fund reserves the right to reject an exchange request for any reason.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

79550SPT-01